SCHEDULE OF TOTAL REVENUES FOR EACH REPORTABLE SEGMENT (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	May 19, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
REVENUE	$ 1,396,000	$ 3,883,105	$ 2,606,653	$ 8,300,038	$ 5,568,224	$ 7,624,584	$ 4,203,112
Trucking [Member]
Segment Reporting Information [Line Items]
REVENUE		3,460,021	1,855,619	6,991,217	4,633,015	6,228,457	4,203,112
Digester [Member]
Segment Reporting Information [Line Items]
REVENUE		423,084	751,034	1,308,821	935,172	1,395,992
Corporate Segment and Other Operating Segment [Member]
Segment Reporting Information [Line Items]
REVENUE					$ 37	$ 135